Exhibit 99.1

World Omni Auto Receivables Trust 2021-A
Monthly Servicer Certificate
February 28, 2022

Dates Covered
Collections Period	02/01/22 - 02/28/22
Interest Accrual Period	02/15/22 - 03/14/22
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/22

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/22	679,271,965.01	34,198
Yield Supplement Overcollateralization Amount 01/31/22	29,500,645.51	0
Receivables Balance 01/31/22	708,772,610.52	34,198
Principal Payments	26,910,436.92	760
Defaulted Receivables	411,344.69	21
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/22	27,955,320.60	0
Pool Balance at 02/28/22	653,495,508.31	33,417

Pool Statistics	$ Amount	# of Accounts
Pool Factor	58.87%
Prepayment ABS Speed	1.45%
Aggregate Starting Principal Balance	1,157,521,164.95	46,418

Delinquent Receivables:
Past Due 31-60 days	6,266,661.68	267
Past Due 61-90 days	1,535,435.35	63
Past Due 91-120 days	353,531.53	17
Past Due 121+ days	0.00	0
Total	8,155,628.56	347

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.20%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.28%
Delinquency Trigger Occurred	NO

Recoveries	414,054.95
Aggregate Net Losses/(Gains) - February 2022	-2,710.26
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.00%
Prior Net Losses/(Gains) Ratio	0.32%
Second Prior Net Losses/(Gains) Ratio	0.42%
Third Prior Net Losses/(Gains) Ratio	0.35%
Four Month Average	0.27%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.19%

Overcollateralization Target Amount	7,515,198.35
Actual Overcollateralization	7,515,198.35
Weighted Average Contract Rate	3.55%
Weighted Average Contract Rate, Yield Adjusted	5.75%
Weighted Average Remaining Term	49.77

Flow of Funds	$ Amount
Collections	29,341,681.40
Investment Earnings on Cash Accounts	179.46
Servicing Fee	(590,643.84)
Transfer to Collection Account	0.00
Available Funds	28,751,217.02

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	156,257.46
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	17,616.00
(5) Noteholders' Second Priority Principal Distributable Amount	1,444,829.10
(6) Class C Interest	12,252.33
(7) Noteholders' Third Priority Principal Distributable Amount	16,520,000.00
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	7,515,198.35
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	3,085,063.78

Total Distributions of Available Funds	28,751,217.02

Servicing Fee	590,643.84
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,048,620,000.00
Original Class B	33,030,000.00
Original Class C	16,520,000.00

Total Class A, B, & C
Note Balance @ 02/15/22	671,460,337.41
Principal Paid	25,480,027.45
Note Balance @ 03/15/22	645,980,309.96

Class A-1
Note Balance @ 02/15/22	0.00
Principal Paid	0.00
Note Balance @ 03/15/22	0.00
Note Factor @ 03/15/22	0.0000000%

Class A-2
Note Balance @ 02/15/22	131,290,337.41
Principal Paid	25,480,027.45
Note Balance @ 03/15/22	105,810,309.96
Note Factor @ 03/15/22	29.1488457%

Class A-3
Note Balance @ 02/15/22	390,600,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	390,600,000.00
Note Factor @ 03/15/22	100.0000000%

Class A-4
Note Balance @ 02/15/22	100,020,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	100,020,000.00
Note Factor @ 03/15/22	100.0000000%

Class B
Note Balance @ 02/15/22	33,030,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	33,030,000.00
Note Factor @ 03/15/22	100.0000000%

Class C
Note Balance @ 02/15/22	16,520,000.00
Principal Paid	0.00
Note Balance @ 03/15/22	16,520,000.00
Note Factor @ 03/15/22	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	186,125.79
Total Principal Paid	25,480,027.45
Total Paid	25,666,153.24

Class A-1
Coupon	0.13857%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.17000%
Interest Paid	18,599.46
Principal Paid	25,480,027.45
Total Paid to A-2 Holders	25,498,626.91

Class A-3
Coupon	0.30000%
Interest Paid	97,650.00
Principal Paid	0.00
Total Paid to A-3 Holders	97,650.00

Class A-4
Coupon	0.48000%
Interest Paid	40,008.00
Principal Paid	0.00
Total Paid to A-4 Holders	40,008.00

Class B
Coupon	0.64000%
Interest Paid	17,616.00
Principal Paid	0.00
Total Paid to B Holders	17,616.00

Class C
Coupon	0.89000%
Interest Paid	12,252.33
Principal Paid	0.00
Total Paid to C Holders	12,252.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1694872
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	23.2022614
Total Distribution Amount	23.3717486

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0512382
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	70.1929131
Total A-2 Distribution Amount	70.2441513

A-3 Interest Distribution Amount	0.2500000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.2500000

A-4 Interest Distribution Amount	0.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.4000000

B Interest Distribution Amount	0.5333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.5333333

C Interest Distribution Amount	0.7416665
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.7416665

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	56.70
Noteholders' Third Priority Principal Distributable Amount	648.35
Noteholders' Principal Distributable Amount	294.95

Account Balances	$ Amount
Reserve Account
Balance as of 02/15/22	5,504,632.16
Investment Earnings	110.20
Investment Earnings Paid	(110.20)
Deposit/(Withdrawal)	-
Balance as of 03/15/22	5,504,632.16
Change	-

Required Reserve Amount	5,504,632.16

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$2,961,374.48	$3,532,013.95	$5,388,709.81
Number of Extensions	115	136	198
Ratio of extensions to Beginning of Period Receivables Balance	0.42%	0.48%	0.70%